Stock Compensation - Schedule of Vesting Terms (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Granted	236,469	236,469
Tranche 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Granted	236,469	236,469
Vesting Method	Immediate	Straight-line
Vesting Terms	The vesting date is immediate and is fully vested on the grant date	The vesting date is immediate and is fully vested on the grant date